INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

4 — INVENTORIES

Inventories included in the accompanying balance sheet are stated at the lower of cost or market as summarized below:

	December 31, 2015	December 31, 2014
Raw materials	$2,113,000	$2,084,000
Finished goods	1,803,000	2,186,000
Sub-total inventories	3,916,000	4,270,000
Less reserve for slow moving and excess inventory	(1,061,000)	(200,000)
Total inventories, net	$2,855,000	$4,070,000
Based upon the Company’s analysis of slow moving goods the Company has recorded a reserve for inventory of $1,061,000 and $200,000 as of December 31, 2015 and 2014, respectively. The Company wrote-off $0 and $159,000 of inventory for the years ending December 31, 2015 and 2014, respectively.